Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of non-significant acquisitions
During fiscal years 2020, 2019 and 2018, the Company acquired certain franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2020	2019	2018
Property and equipment	$16,756	$1,471	$413
Identifiable intangible assets	4,922	1,347	56
Goodwill	1,224	1,589	—
Assumed debt	—	(77)	—
Gain on purchase of franchised restaurants	(1,708)	(767)	—
Purchase price	21,194	3,563	469
Seller financing	(1,000)	—	—
Settlement of franchise receivables	(16,361)	(905)	(469)
Net cash paid at acquisition date	$3,833	$2,658	$—